Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001705402
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38309
Entity Registrant Name	AGM Group Holdings Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 2212, 22/F
Entity Address, Address Line Two	CC Wu Building
Entity Address, Address Line Three	302-308 Hennessy Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Title of 12(b) Security	class A ordinary shares, par value US$0.05 per share
Trading Symbol	AGMH
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of AGM Group Holdings Inc. (“the Company”), as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive income/(loss), changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	GGF CPA LTD
Auditor Location	Guangzhou, China
Auditor Firm ID	2729
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	0000000
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Unit 2212, 22/F
Entity Address, Address Line Two	CC Wu Building
Entity Address, Address Line Three	302-308 Hennessy Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Contact Personnel Name	Bo Zhu
City Area Code	+852
Local Phone Number	975-02047
Contact Personnel Email Address	zhubo@agmhgroup.com
Entity Address, Postal Zip Code	0000000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	2,547,191
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	1,200,000